UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-08703

BNY Mellon High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	09/30/19

FORM N-CSR

Item 1.          Reports to Stockholders.

BNY Mellon High Yield Strategies Fund

SEMIANNUAL REPORT September 30, 2019

BNY Mellon High Yield Strategies Fund

Protecting Your Privacy
Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information. These policies apply to individuals who purchase fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The fund collects a variety of nonpublic personal information, which may include:

• Information we receive from you, such as your name, address, and social security number.

• Information about your transactions with us, such as the purchase or sale of fund shares.

• Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon High Yield Strategies Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon High Yield Strategies Fund (formerly, Dreyfus High Yield Strategies Fund), covering the six-month period from April 1, 2019 through September 30, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets seesawed somewhat during the reporting period. Stocks started off by gaining ground, as investors continued to respond positively to a shift in stance by the U.S. Federal Reserve (the “Fed”) that occurred early in 2019 when it indicated it would make future interest-rate moves “data dependent.” This suggested further rate hikes were unlikely and rate reductions were on the table. Stock prices pulled back in May, as trade tensions between the U.S. and China escalated, but markets resumed their upward trajectory in June and July, when a trade deal appeared more likely, and the pace of U.S. economic growth remained steady. Nevertheless, concerns continued to emerge over slowing global growth, resulting in bouts of market volatility in August. But stocks rebounded in September, supported in part by central bank policy.

In the fixed-income market, indices generally rose during the reporting period, as mixed economic data and the Fed’s new data-dependent stance regarding future policy moves suggested the economy could be slowing. Markets had been expecting a loosening of monetary policy, and at the end of July, the Fed cut the federal funds rate by 25 basis points, a move it repeated in mid-September. Concerns about the pace of global economic growth also fueled demand for fixed-income instruments during much of the reporting period, resulting in strong bond market returns.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
October 15, 2019

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from April 1, 2019 through September 30, 2019, as provided by Chris Barris, Kevin Cronk, and Leland Hart, portfolio managers

Market and Fund Performance Overview

For the six-month period ended September 30, 2019, BNY Mellon High Yield Strategies Fund (formerly, Dreyfus High Yield Strategies Fund) produced a total return of 5.28% on a net-asset-value basis and a return of 4.00% on a market basis. Over the same time period, the fund provided aggregate income dividends of $0.131 per share.1 In comparison, the ICE BofA Merrill Lynch U.S. High Yield Master II Constrained Index (the “Index”), the fund’s benchmark, achieved a total return of 3.82% for the same period.2

High yield corporate bonds produced positive returns over the reporting period amid moderating economic growth and satisfactory corporate earnings. The fund outperformed the Index partly due to an overweight to B rated credits and successful issue selection and asset allocation decisions.

The Fund’s Investment Approach

The fund primarily seeks high current income. The fund also seeks capital growth as a secondary objective, to the extent consistent with its objective of seeking high current income. The fund invests primarily in fixed-income securities of below-investment-grade credit quality. Issuers of below-investment-grade securities may include companies in early stages of development and companies with a highly leveraged financial structure. To compensate investors for taking on greater risk, such companies typically must offer higher yields than those offered by more established or conservatively financed companies. The fund may invest up to 10% of its total assets in floating-rate loans.

Interest-Rate Activity Influences Bond Performance

Prices of fixed-income instruments generally rose during the six months, with high yield securities periodically outperforming the broader market. Corporate earnings were generally in line with expectations. Despite continued signs of slowing growth, performance of cyclical sector debt, such as automobile, energy and chemical companies, has improved since the market volatility at the end of 2018. Later in the period, issuance increased as companies sought to extend the maturity profiles of their debt.

During its May meeting, the Federal Reserve (the “Fed”) reiterated its patient stance regarding future interest-rate hikes and its willingness to take action to bolster economic growth rates. This announcement worked to support the rally in fixed-income instrument valuations that began at the start of the year. At the end of July, the Fed cut the federal funds rate by 25 basis points. In mid-September, it cut rates again by an additional 25 basis points. Throughout much of the period, rates generally fell and the Treasury yield curve flattened. Economically supportive policies from the Fed, as well as other global central banks, coupled with high demand for fixed-income instruments throughout much of the six months, led to strong bond market returns.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

Issue Selection and Asset Allocation Bolster Results

Over the reporting period, the fund’s results benefited from an overweight to B rated debt, which outperformed during the six months. Sector allocation and security selection decisions also provided a tailwind. Underweight exposure to the volatile energy sector was a driver of positive results, as were overweight exposures to the gaming and financials sectors. Security selection within broadcasting also helped performance. Other top-performing credits for the period were energy company Brand Industrial Services, insurer York Risk Services Holdings and cable provider Altice France.

Conversely, short duration positioning relative to the benchmark created a slight drag on performance during the period. In terms of sector positioning, the portfolio was underweight to home builders and cable providers, which also had a negative impact. Among the top detracting issues were health care provider MultiPlan, manufacturing company Exela Intermediate and network infrastructure company CommScope.

Constructively Positioned for Slowing Growth

We believe fundamentals continue to be supported by demand and low defaults. We are comfortable with our overweight in B rated debt and continue to think this area of the market offers the most attractive relative value. We expect to remain underweight to commodities and cyclicals in light of signs of continually slowing growth. It is our opinion that these areas of the market remain most susceptible to waning growth rates. We remain optimistic regarding areas of the market linked to consumer spending, such as gaming, and more defensive areas of the market like packaging, and are attracted to the strengthening underlying fundamentals of the financials sector. In this slower-growth environment, we believe that a disciplined, research-intensive approach to security selection may become even more important for investment success going forward.

October 15, 2019

1 Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2Source: FactSet — The ICE BofA Merrill Lynch U.S. High Yield Master II Constrained Index contains all securities in the ICE BofA Merrill Lynch U.S. High Yield Index but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. In the event there are fewer than 50 issuers in the Index, each is equally weighted, and the face values of their respective bonds are increased or decreased on a pro-rata basis. Investors cannot invest directly in any index.

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity. The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

STATEMENT OF INVESTMENTS
September 30, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 133.4%
Aerospace & Defense - 2.9%
Bombardier, Sr. Unscd. Notes	6.13	1/15/2023	425,000	[b,c]	433,925
Bombardier, Sr. Unscd. Notes	7.50	3/15/2025	2,830,000	[b,c]	2,837,075
Bombardier, Sr. Unscd. Notes	7.88	4/15/2027	500,000	[b,c]	499,175
TransDigm, Gtd. Notes	6.50	5/15/2025	705,000		734,081
TransDigm, Sr. Scd. Notes	6.25	3/15/2026	1,015,000	[b,c]	1,092,394
TransDigm UK Holdings, Gtd. Notes	6.88	5/15/2026	1,440,000	[c]	1,551,600
				7,148,250
Automobiles & Components - 2.0%
American Axle & Manufacturing, Gtd. Notes	6.25	4/1/2025	750,000	[c]	728,438
Panther BF Aggregator 2, Gtd. Notes	8.50	5/15/2027	3,180,000	[b,c]	3,227,700
Panther BF Aggregator 2, Sr. Scd. Notes	6.25	5/15/2026	835,000	[b,c]	880,925
				4,837,063
Building Materials - 1.5%
Cornerstone Building Brands, Gtd. Notes	8.00	4/15/2026	1,845,000	[b,c]	1,821,937
Griffon, Gtd. Notes	5.25	3/1/2022	925,000	[c]	936,563
Masonite International, Gtd. Notes	5.38	2/1/2028	738,000	[b]	772,133
				3,530,633
Chemicals - 2.6%
Consolidated Energy Finance, Gtd. Notes	6.50	5/15/2026	915,000	[b,c]	892,125
Consolidated Energy Finance, Sr. Unscd. Notes	6.88	6/15/2025	835,000	[b,c]	841,263
CVR Partners, Scd. Notes	9.25	6/15/2023	2,320,000	[b,c]	2,427,300
Kraton Polymers, Gtd. Notes	7.00	4/15/2025	1,305,000	[b,c]	1,366,987
Venator Finance, Gtd. Notes	5.75	7/15/2025	870,000	[b,c]	737,325
				6,265,000
Collateralized Loan Obligations Debt - 5.1%
Battalion CLO VII, Ser. 2014-7A, Cl. DRR, 3 Month LIBOR +6.31%	8.61	7/17/2028	750,000	[b,d]	749,797
Chenango Park CLO, Ser. 2018-1A, Cl. D, 3 Month LIBOR +5.80%	8.10	4/15/2030	1,000,000	[b,d]	919,307
CIFC Funding, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.00%	7.30	4/18/2031	2,000,000	[b,d]	1,766,963
Marble Point CLO XII, Ser. 2018-1A, Cl. E, 3 Month LIBOR +6.00%	8.32	7/16/2031	750,000	[b,d]	656,201
OCP CLO, Ser. 2014-6A, Cl. DR, 3 Month LIBOR +6.52%	8.82	10/17/2030	1,000,000	[b,d]	917,272

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 133.4% (continued)
Collateralized Loan Obligations Debt - 5.1% (continued)
Octagon Investment Partners 33, Ser. 2017-1A, Cl. D, 3 Month LIBOR +6.30%		8.58	1/20/2031	1,525,000	[b,d]	1,459,890
Octagon Investment Partners 39, Ser. 2018-3A, Cl. E, 3 Month LIBOR +5.75%		8.03	10/20/2030	2,000,000	[b,d]	1,847,648
Ozlm Vi, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		8.35	4/17/2031	2,000,000	[b,d]	1,788,704
Rockford Tower CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.85%		7.99	5/20/2031	750,000	[b,d]	704,692
Sounds Point CLO IV-R, Ser. 2013-3RA, Cl. E, 3 Month LIBOR +6.25%		8.55	4/18/2031	750,000	[b,d]	668,018
Vibrant CLO III, Ser. 2015-3A, Cl. DRR, 3 Month LIBOR +6.35%		8.63	10/20/2031	1,000,000	[b,d]	914,450
					12,392,942
Commercial & Professional Services - 3.7%
Ahern Rentals, Scd. Notes		7.38	5/15/2023	1,370,000	[b,c]	1,173,062
Harsco, Gtd. Notes		5.75	7/31/2027	795,000	[b,c]	829,821
MPH Acquisition Holdings, Gtd. Notes		7.13	6/1/2024	1,695,000	[b,c]	1,569,994
Prime Security Services Borrower, Scd. Notes		9.25	5/15/2023	1,214,000	[b,c]	1,278,554
Prime Security Services Borrower, Sr. Scd. Notes		5.25	4/15/2024	535,000	[b,c]	550,542
Prime Security Services Borrower, Sr. Scd. Notes		5.75	4/15/2026	715,000	[b,c]	746,317
Verscend Escrow, Sr. Unscd. Notes		9.75	8/15/2026	1,360,000	[b]	1,453,323
Weight Watchers International, Gtd. Notes		8.63	12/1/2025	1,220,000	[b,c]	1,271,850
					8,873,463
Consumer Discretionary - 10.8%
AMC Entertainment Holdings, Gtd. Bonds	GBP	6.38	11/15/2024	580,000		701,693
AMC Entertainment Holdings, Gtd. Notes		6.13	5/15/2027	1,555,000	[c]	1,415,050
Cirsa Finance International, Sr. Scd. Notes		7.88	12/20/2023	1,808,000	[b,c]	1,924,616
Core & Main, Sr. Unscd. Notes		6.13	8/15/2025	891,000	[b,c]	893,228
Core & Main Holdings, Sr. Unscd. Notes		8.63	9/15/2024	1,235,000	[b]	1,248,894
Eldorado Resorts, Gtd. Notes		6.00	4/1/2025	520,000	[c]	549,900
Eldorado Resorts, Gtd. Notes		7.00	8/1/2023	725,000	[c]	759,438
International Game Technology, Sr. Scd. Notes		6.25	1/15/2027	1,000,000	[b,c]	1,115,000
International Game Technology, Sr. Scd. Notes		6.50	2/15/2025	505,000	[b,c]	563,110

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 133.4% (continued)
Consumer Discretionary - 10.8% (continued)
Jack Ohio Finance, Scd. Notes		10.25	11/15/2022	1,170,000	[b]	1,241,662
MGM Resorts International, Gtd. Notes		7.75	3/15/2022	740,000	[c]	829,732
Scientific Games International, Gtd. Notes		8.25	3/15/2026	2,690,000	[b,c]	2,871,575
Scientific Games International, Gtd. Notes		10.00	12/1/2022	2,681,000	[c]	2,798,294
Stars Group Holdings, Gtd. Notes		7.00	7/15/2026	1,715,000	[b,c]	1,830,762
Taylor Morrison Communities, Gtd. Notes		5.88	6/15/2027	545,000	[b,c]	600,863
Tempur Sealy International, Gtd. Notes		5.50	6/15/2026	1,925,000	[c]	2,014,031
Univar USA, Gtd. Notes		6.75	7/15/2023	1,200,000	[b,c]	1,225,500
William Lyon Homes, Gtd. Notes		5.88	1/31/2025	2,270,000	[c]	2,304,050
Williams Scotsman International, Sr. Scd. Notes		6.88	8/15/2023	1,415,000	[b,c]	1,485,750
					26,373,148
Consumer Staples - .7%
Prestige Brands, Gtd. Notes		6.38	3/1/2024	1,730,000	[b,c]	1,807,850
Diversified Financials - 8.1%
Ally Financial, Gtd. Notes		7.50	9/15/2020	860,000	[c]	901,022
Ally Financial, Gtd. Notes		8.00	11/1/2031	1,515,000	[c]	2,102,062
Bracken MidCo1, Sr. Unscd. Bonds	GBP	8.88	10/15/2023	995,000	[b]	1,159,506
Cabot Financial Luxembourg, Sr. Scd. Notes	GBP	7.50	10/1/2023	745,000	[b]	952,717
FS Energy & Power Fund, Sr. Scd. Notes		7.50	8/15/2023	2,340,000	[b,c]	2,369,250
Garfunkelux Holdco 2, Scd. Bonds	GBP	11.00	11/1/2023	610,000	[b]	732,571
Garfunkelux Holdco 3, Sr. Scd. Notes	GBP	8.50	11/1/2022	955,000		1,109,345
Global Aircraft Leasing, Sr. Unscd. Notes		6.50	9/15/2024	1,785,000	[b]	1,811,775
Icahn Enterprises, Gtd. Notes		6.25	5/15/2026	1,220,000	[b,c]	1,281,000
Icahn Enterprises, Gtd. Notes		6.75	2/1/2024	1,075,000	[c]	1,122,031
Nationstar Mortgage Holdings, Gtd. Notes		8.13	7/15/2023	2,395,000	[b,c]	2,502,775
Navient, Sr. Unscd. Notes		5.88	10/25/2024	915,000	[c]	926,438
Navient, Sr. Unscd. Notes		7.25	1/25/2022	1,025,000	[c]	1,108,281
Quicken Loans, Gtd. Notes		5.75	5/1/2025	1,550,000	[b,c]	1,606,187
					19,684,960
Electronic Components - 1.7%
Energizer Holdings, Gtd. Notes		6.38	7/15/2026	1,246,000	[b,c]	1,337,755
Energizer Holdings, Gtd. Notes		7.75	1/15/2027	1,649,000	[b,c]	1,841,438
TTM Technologies, Gtd. Notes		5.63	10/1/2025	920,000	[b,c]	922,300
					4,101,493

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 133.4% (continued)
Energy - 14.5%
Antero Midstream Partners, Gtd. Notes	5.75	3/1/2027	790,000	[b]	661,609
Antero Midstream Partners, Gtd. Notes	5.75	1/15/2028	500,000	[b]	417,500
Antero Resources, Gtd. Notes	5.63	6/1/2023	1,145,000	[c]	996,150
Blue Racer Midstream, Sr. Unscd. Notes	6.63	7/15/2026	1,620,000	[b,c]	1,607,850
Brazos Valley Longhorn, Gtd. Notes	6.88	2/1/2025	500,000	[c]	433,750
Carrizo Oil & Gas, Gtd. Notes	6.25	4/15/2023	740,000	[c]	704,850
Centennial Resource Production, Gtd. Notes	6.88	4/1/2027	1,430,000	[b,c]	1,433,575
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	7.00	6/30/2024	1,630,000	[c]	1,876,537
Cheniere Energy Partners, Sr. Unscd. Notes	4.50	10/1/2029	930,000	[b]	954,994
Chesapeake Energy, Gtd. Notes	8.00	6/15/2027	915,000		619,913
Chesapeake Energy, Gtd. Notes	8.00	1/15/2025	975,000		709,313
CVR Refining, Gtd. Notes	6.50	11/1/2022	2,050,000	[c]	2,078,187
DCP Midstream Operating, Gtd. Notes	5.38	7/15/2025	1,670,000	[c]	1,782,725
Enviva Partners, Gtd. Notes	8.50	11/1/2021	2,970,000	[c]	3,047,962
Genesis Energy, Gtd. Notes	6.50	10/1/2025	2,745,000	[c]	2,686,669
Gulfport Energy, Gtd. Notes	6.00	10/15/2024	1,545,000	[c]	1,125,301
Matador Resources, Gtd. Notes	5.88	9/15/2026	1,275,000	[c]	1,283,797
Nabors Industries, Gtd. Notes	5.50	1/15/2023	390,000	[c]	322,725
Oasis Petroleum, Gtd. Notes	6.25	5/1/2026	245,000	[b]	199,675
PDC Energy, Gtd. Notes	6.13	9/15/2024	905,000	[c]	905,000
Precision Drilling, Gtd. Notes	7.13	1/15/2026	700,000	[b,c]	651,000
Precision Drilling, Gtd. Notes	7.75	12/15/2023	1,120,000	[c]	1,093,624
Semgroup, Gtd. Notes	7.25	3/15/2026	1,100,000	[c]	1,196,250
Shelf Drilling Holdings, Gtd. Notes	8.25	2/15/2025	1,655,000	[b,c]	1,415,025
SM Energy, Sr. Unscd. Notes	5.63	6/1/2025	925,000	[c]	797,628
Southwestern Energy, Gtd. Notes	7.50	4/1/2026	975,000	[c]	853,125
SRC Energy, Sr. Unscd. Notes	6.25	12/1/2025	825,000	[c]	820,859
Transocean Poseidon, Sr. Scd. Notes	6.88	2/1/2027	602,000	[b,c]	623,070
Transocean Sentry, Sr. Scd. Notes	5.38	5/15/2023	615,000	[b,c]	616,538
USA Compression Partners, Gtd. Notes	6.88	4/1/2026	1,738,000	[c]	1,811,865
Whiting Petroleum, Gtd. Notes	6.63	1/15/2026	1,280,000	[c]	870,400
WPX Energy, Sr. Unscd. Notes	5.25	9/15/2024	700,000	[c]	720,797
				35,318,263
Environmental Control - 2.5%
Covanta Holding, Sr. Unscd. Notes	5.88	7/1/2025	2,270,000	[c]	2,374,987
GFL Environmental, Sr. Unscd. Notes	7.00	6/1/2026	2,660,000	[b,c]	2,806,300

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 133.4% (continued)
Environmental Control - 2.5% (continued)
Waste Pro USA, Sr. Unscd. Notes		5.50	2/15/2026	920,000	[b]	953,083
					6,134,370
Food Products - 3.0%
Albertsons, Gtd. Notes		6.63	6/15/2024	2,095,000	[c]	2,204,987
Albertsons, Gtd. Notes		7.50	3/15/2026	495,000	[b,c]	553,163
New Albertsons, Sr. Unscd. Bonds		8.00	5/1/2031	2,390,000		2,425,850
Post Holdings, Gtd. Notes		8.00	7/15/2025	1,975,000	[b,c]	2,123,125
					7,307,125
Forest Products & Other - 1.1%
Mercer International, Sr. Unscd. Notes		7.38	1/15/2025	2,660,000	[c]	2,777,306
Health Care - 13.8%
Avantor, Sr. Unscd. Notes		9.00	10/1/2025	3,035,000	[b,c]	3,418,169
Bausch Health, Gtd. Notes		6.13	4/15/2025	1,340,000	[b,c]	1,393,600
Bausch Health, Gtd. Notes		7.25	5/30/2029	650,000	[b]	711,620
Bausch Health, Gtd. Notes		9.00	12/15/2025	2,420,000	[b,c]	2,725,525
Bausch Health Americas, Gtd. Notes		9.25	4/1/2026	1,850,000	[b,c]	2,106,669
Eagle Holding II, Sr. Unscd. Notes		7.63	5/15/2022	2,925,000	[b,c]	2,954,250
Eagle Holding II, Unscd. Notes		7.75	5/15/2022	1,050,000	[b,c]	1,060,500
HCA, Gtd. Notes		7.50	2/15/2022	3,150,000	[c]	3,499,020
Nidda BondCo, Sr. Unscd. Bonds	EUR	7.25	9/30/2025	1,515,000	[b]	1,758,277
NVA Holdings, Gtd. Notes		6.88	4/1/2026	1,090,000	[b,c]	1,162,212
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		6.63	5/15/2022	2,600,000	[b,c]	2,552,420
Polaris Intermediate, Sr. Unscd. Notes		8.50	12/1/2022	3,765,000	[b,c]	3,219,075
Tenet Healthcare, Scd. Notes		6.25	2/1/2027	105,000	[b,c]	109,321
Tenet Healthcare, Sr. Unscd. Notes		6.75	6/15/2023	2,060,000	[c]	2,171,096
Tenet Healthcare, Sr. Unscd. Notes		8.13	4/1/2022	1,930,000	[c]	2,096,462
West Street Merger Sub, Sr. Unscd. Notes		6.38	9/1/2025	2,795,000	[b,c]	2,585,375
					33,523,591
Industrials - 2.3%
Brand Industrial Services, Sr. Unscd. Notes		8.50	7/15/2025	2,340,000	[b,c]	2,234,700
Stevens Holding, Gtd. Notes		6.13	10/1/2026	415,000	[b,c]	443,531
Titan Acquisition, Sr. Unscd. Notes		7.75	4/15/2026	1,320,000	[b,c]	1,240,800
Welbilt, Gtd. Notes		9.50	2/15/2024	1,600,000	[c]	1,718,000
					5,637,031
Information Technology - 7.8%
Ascend Learning, Sr. Unscd. Notes		6.88	8/1/2025	565,000	[b,c]	589,719
Ascend Learning, Sr. Unscd. Notes		6.88	8/1/2025	1,970,000	[b,c]	2,046,337
CDK Global, Sr. Unscd. Notes		5.25	5/15/2029	660,000	[b,c]	683,925

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 133.4% (continued)
Information Technology - 7.8% (continued)
Change Healthcare Holdings, Sr. Unscd. Notes	5.75	3/1/2025	2,055,000	[b,c]	2,093,531
Genesys Telecommunications Laboratories, Gtd. Notes	10.00	11/30/2024	3,590,000	[b,c]	3,889,980
RP Crown Parent, Gtd. Notes	7.38	10/15/2024	1,705,000	[b,c]	1,777,462
Solera Finance, Sr. Unscd. Notes	10.50	3/1/2024	1,940,000	[b,c]	2,060,513
Sophia, Sr. Unscd. Notes	9.00	9/30/2023	2,435,000	[b,c]	2,505,006
The Dun & Bradstreet, Sr. Scd. Notes	6.88	8/15/2026	1,400,000	[b,c]	1,528,625
The Dun & Bradstreet, Sr. Unscd. Notes	10.25	2/15/2027	1,545,000	[b,c]	1,714,950
				18,890,048
Insurance - 3.6%
AmWINS Group, Gtd. Notes	7.75	7/1/2026	1,780,000	[b,c]	1,922,400
Assuredpartners, Sr. Unscd. Notes	7.00	8/15/2025	1,765,000	[b,c]	1,773,825
GTCR AP Finance, Sr. Unscd. Notes	8.00	5/15/2027	285,000	[b,c]	293,550
Hub International, Sr. Unscd. Notes	7.00	5/1/2026	1,920,000	[b,c]	1,980,000
USI, Sr. Unscd. Notes	6.88	5/1/2025	1,915,000	[b,c]	1,948,474
York Risk Services Holding, Gtd. Notes	8.50	10/1/2022	870,000	[b]	888,488
				8,806,737
Materials - 9.0%
ARD Finance, Sr. Scd. Notes	7.13	9/15/2023	1,070,000	[c]	1,107,450
ARD Securities Finance, Sr. Scd. Notes	8.75	1/31/2023	2,791,697	[b,c]	2,903,365
Ardagh Packaging Finance, Gtd. Notes	5.25	8/15/2027	1,960,000	[b]	1,989,400
Flex Acquisition, Sr. Unscd. Notes	6.88	1/15/2025	180,000	[b]	165,078
Flex Acquisition, Sr. Unscd. Notes	7.88	7/15/2026	1,690,000	[b,c]	1,554,800
Grinding Media, Sr. Scd. Notes	7.38	12/15/2023	560,000	[b,c]	537,600
LABL Escrow Issuer, Sr. Scd. Notes	6.75	7/15/2026	655,000	[b,c]	682,428
LABL Escrow Issuer, Sr. Unscd. Notes	10.50	7/15/2027	1,000,000	[b,c]	1,012,500
Mauser Packaging Solutions Holding, Sr. Unscd. Notes	7.25	4/15/2025	4,200,000	[b,c]	3,986,010
Peabody Energy, Sr. Scd. Notes	6.38	3/31/2025	2,190,000	[b,c]	2,169,480
Reynolds Group Issuer, Gtd. Notes	7.00	7/15/2024	2,970,000	[b,c]	3,083,231
Trivium Packaging Finance, Gtd. Notes	8.50	8/15/2027	1,500,000	[b]	1,625,625
Trivium Packaging Finance, Sr. Scd. Notes	5.50	8/15/2026	1,040,000	[b]	1,095,848
				21,912,815
Media - 11.6%
Altice Financing, Sr. Scd. Bonds	7.50	5/15/2026	730,000	[b,c]	777,443
Altice Finco, Scd. Notes	8.13	1/15/2024	1,440,000	[b,c]	1,494,000

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 133.4% (continued)
Media - 11.6% (continued)
Altice Luxembourg, Gtd. Notes		7.75	5/15/2022	1,091,000	[b,c]	1,116,911
Altice Luxembourg, Sr. Scd. Notes		10.50	5/15/2027	1,305,000	[b,c]	1,473,997
CSC Holdings, Sr. Unscd. Notes		5.75	1/15/2030	2,870,000	[b,c]	3,003,082
CSC Holdings, Sr. Unscd. Notes		7.50	4/1/2028	1,700,000	[b,c]	1,922,955
Diamond Sports Group, Gtd. Notes		6.63	8/15/2027	1,720,000	[b]	1,786,306
Diamond Sports Group, Sr. Scd. Notes		5.38	8/15/2026	2,310,000	[b]	2,402,400
DISH DBS, Gtd. Notes		5.88	11/15/2024	1,700,000	[c]	1,691,500
DISH DBS, Gtd. Notes		5.88	7/15/2022	550,000	[c]	574,063
Entercom Media, Gtd. Notes		7.25	11/1/2024	1,795,000	[b,c]	1,866,800
Midcontinent Communications, Gtd. Notes		5.38	8/15/2027	760,000	[b]	801,800
Nexstar Escrow, Sr. Scd. Notes		5.63	7/15/2027	1,050,000	[b,c]	1,102,500
Radiate Holdco, Sr. Unscd. Notes		6.63	2/15/2025	1,085,000	[b,c]	1,098,129
Radiate Holdco, Sr. Unscd. Notes		6.88	2/15/2023	1,016,000	[b]	1,050,290
Scripps Escrow, Sr. Unscd. Notes		5.88	7/15/2027	1,585,000	[b]	1,612,737
TEGNA, Gtd. Notes		5.00	9/15/2029	870,000	[b]	880,875
The EW Scripps Company, Gtd. Notes		5.13	5/15/2025	250,000	[b]	251,250
Townsquare Media, Gtd. Notes		6.50	4/1/2023	1,935,000	[b,c]	1,937,419
Univision Communications, Sr. Scd. Notes		5.13	2/15/2025	1,370,000	[b,c]	1,339,175
					28,183,632
Metals & Mining - 4.4%
Commercial Metals, Sr. Unscd. Notes		5.75	4/15/2026	900,000	[c]	929,250
Constellium, Gtd. Notes		6.63	3/1/2025	1,930,000	[b,c]	2,016,850
First Quantum Minerals, Gtd. Notes		7.25	4/1/2023	2,700,000	[b,c]	2,673,000
First Quantum Minerals, Gtd. Notes		7.50	4/1/2025	560,000	[b]	554,400
Freeport-McMoRan, Gtd. Notes		5.45	3/15/2043	585,000	[c]	529,647
Hudbay Minerals, Gtd. Notes		7.63	1/15/2025	2,265,000	[b,c]	2,307,469
Novelis, Gtd. Notes		5.88	9/30/2026	665,000	[b,c]	699,081
Novelis, Gtd. Notes		6.25	8/15/2024	840,000	[b,c]	879,900
					10,589,597
Real Estate - 1.7%
Brookfield Property REIT, Sr. Scd. Notes		5.75	5/15/2026	250,000	[b]	262,188
Corecivic, Gtd. Notes		5.00	10/15/2022	700,000	[c]	700,875
Greystar Real Estate Partners, Sr. Scd. Notes		5.75	12/1/2025	835,000	[b,c]	861,094
Haya Finance 2017, Sr. Scd. Bonds	EUR	5.25	11/15/2022	525,000		511,282
Ladder Capital Finance Holdings, Gtd. Notes		5.25	10/1/2025	1,040,000	[b,c]	1,066,000
The GEO Group, Gtd. Notes		6.00	4/15/2026	930,000	[c]	755,160
					4,156,599

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 133.4% (continued)
Retailing - 2.4%
Beacon Roofing Supply, Gtd. Notes		6.38	10/1/2023	805,000	[c]	833,175
eG Global Finance, Sr. Scd. Notes		6.75	2/7/2025	1,600,000	[b,c]	1,568,000
Party City Holdings, Gtd. Notes		6.63	8/1/2026	2,505,000	[b,c]	2,486,212
Staples, Sr. Scd. Notes		7.50	4/15/2026	1,030,000	[b,c]	1,063,784
					5,951,171
Technology Hardware & Equipment - 3.0%
Dell International, Gtd. Notes		7.13	6/15/2024	1,895,000	[b,c]	2,002,541
Everi Payments, Gtd. Notes		7.50	12/15/2025	2,695,000	[b,c]	2,846,594
Exela Intermediate, Sr. Scd. Notes		10.00	7/15/2023	1,345,000	[b,c]	756,563
Tempo Acquisition, Sr. Unscd. Notes		6.75	6/1/2025	1,690,000	[b,c]	1,749,150
					7,354,848
Telecommunication Services - 12.3%
Altice France, Sr. Scd. Notes		7.38	5/1/2026	935,000	[b,c]	1,006,023
Altice France, Sr. Scd. Notes		8.13	2/1/2027	3,675,000	[b,c]	4,065,469
CenturyLink, Sr. Unscd. Notes, Ser. Y		7.50	4/1/2024	2,915,000	[c]	3,267,278
Cincinnati Bell, Gtd. Notes		8.00	10/15/2025	1,005,000	[b,c]	889,928
CommScope, Gtd. Notes		8.25	3/1/2027	2,550,000	[b,c]	2,491,828
Connect Finco, Sr. Scd. Notes		6.75	10/1/2026	1,605,000	[b]	1,637,100
Crystal Almond, Sr. Scd. Bonds	EUR	10.00	11/1/2021	917,000		1,034,391
DKT Finance, Sr. Scd. Notes		9.38	6/17/2023	1,775,000	[b,c]	1,914,337
Embarq, Sr. Unscd. Notes		8.00	6/1/2036	1,950,000	[c]	1,937,208
Intelsat Connect Finance, Gtd. Notes		9.50	2/15/2023	1,335,000	[b]	1,241,136
Intelsat Jackson Holdings, Gtd. Notes		8.50	10/15/2024	1,190,000	[b,c]	1,201,531
Intelsat Jackson Holdings, Gtd. Notes		9.75	7/15/2025	855,000	[b,c]	897,323
Sprint, Gtd. Notes		7.63	2/15/2025	5,000	[c]	5,513
Sprint Capital, Gtd. Notes		8.75	3/15/2032	540,000	[c]	667,413
Sprint Communications, Sr. Unscd. Notes		11.50	11/15/2021	5,325,000	[c]	6,210,281
West, Gtd. Notes		8.50	10/15/2025	1,705,000	[b,c]	1,378,919
					29,845,678
Utilities - 1.3%
AmeriGas Partners, Sr. Unscd. Notes		5.88	8/20/2026	275,000		302,926
Calpine, Sr. Unscd. Notes		5.75	1/15/2025	380,000	[c]	390,925
NRG Energy, Gtd. Notes		6.63	1/15/2027	950,000	[c]	1,032,745
NRG Energy, Gtd. Notes		7.25	5/15/2026	1,400,000	[c]	1,538,600
					3,265,196
Total Bonds and Notes (cost $319,934,630)				324,668,809

Floating Rate Loan Interests - 8.0%
Chemicals - .4%
Polar US Borrower, Initial Term Loan, 3 Month LIBOR +4.75%		6.96	10/16/2025	1,061,975	[d]	1,034,098

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 8.0% (continued)
Commercial & Professional Services - .7%
Pi Lux Finco, Second Lien Facility 1 Term Loan, 1 Month LIBOR +7.25%	9.29	1/1/2026	935,000	[d]	911,625
Weight Watchers International, Initial Term Loan, 3 Month LIBOR +4.75%	6.86	11/29/2024	812,338	[d]	815,132
				1,726,757
Diversified Financials - .3%
Capital Automotive, Second Lien Initial B Term Loan, 1 Month LIBOR +6.00%	8.04	3/24/2025	813,790	[d]	819,898
Energy - .4%
Granite Acquisition, Second Lien Term B Loan, 3 Month LIBOR +7.25%	9.35	12/19/2022	1,055,501	[d]	1,057,744
Health Care - .3%
Air Methods, Initial Term Loan, 3 Month LIBOR +3.50%	5.60	4/21/2024	994,911	[d]	812,842
Industrials - .7%
Titan Acquisition, Initial Term Loan, 1 Month LIBOR +3.00%	5.11	3/28/2025	922,658	[d]	888,165
Travelport Finance, First Lien Initial Term Loan, 3 Month LIBOR +5.00%	7.10	5/30/2026	800,000	[d]	726,572
				1,614,737
Information Technology - .8%
Digicert Holdings, First Lien Term Loan, 1 Month LIBOR +4.00%	6.11	10/31/2024	1,441,787	[d]	1,441,484
Ultimate Software Group, First Lien Initial Term Loan, 1 Month LIBOR +3.75%	5.79	5/3/2026	460,000	[d]	463,271
				1,904,755
Insurance - 2.2%
Asurion, Second Lien Replacement B-2 Term Loan, 1 Month LIBOR +6.50%	8.54	8/4/2025	3,980,000	[d]	4,049,152
Mayfield Agency Borrower, First Lien Term B Loan, 1 Month LIBOR +4.50%	6.54	2/28/2025	1,268,940	[d]	1,236,163
				5,285,315
Materials - .9%
Ball Metalpack Finco, First Lien Initial Term Loan, 3 Month LIBOR +4.50%	6.62	7/31/2025	113,847	[d]	107,443

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
Floating Rate Loan Interests - 8.0% (continued)
Materials - .9% (continued)
Berlin Packaging, First Lien Initial Term Loan, 1 Month LIBOR +3.00%	5.09	11/7/2025	1,979,950	[d]	1,948,647
				2,056,090
Media - .5%
NEP Group, Second Lien Initial Term Loan, 1 Month LIBOR +7.00%	9.04	10/19/2026	1,160,000	[d]	1,138,737
Retailing - .4%
Bass Pro Group, Initial Term Loan, 1 Month LIBOR +5.00%	7.04	9/25/2024	1,045,684	[d]	1,009,085
Technology Hardware & Equipment - .4%
Mcafee, Second Lien Initial Term Loan, 1 Month LIBOR +8.50%	10.54	9/28/2025	859,091	[d]	870,547
Total Floating Rate Loan Interests (cost $19,586,079)			19,330,605
	1-Day Yield (%)		Shares
Investment Companies - 2.2%
Registered Investment Companies - 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $5,408,080)	1.89		5,408,080	[0]	5,408,080
Total Investments (cost $344,928,789)			143.6%	349,407,494
Liabilities, Less Cash and Receivables			(43.6%)	(106,110,019)
Net Assets			100.0%	243,297,475

LIBOR—London Interbank Offered Rate

REIT—Real Estate Investment Trust

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities were valued at $232,051,943 or 95.38% of net assets.

c Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

d Variable rate security—rate shown is the interest rate in effect at period end.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Communications	24.3
Consumer, Non-cyclical	22.2
Industrial	20.2
Financial	15.9
Energy	15.9
Consumer, Cyclical	15.7
Technology	11.9
Basic Materials	8.5
Collateralized Loan Obligations	5.1
Investment Companies	2.2
Utilities	1.4
Diversified	.3
143.6

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 3/31/19 ($)	Purchases ($)	Sales ($)	Value 9/30/19 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	9,945,854	56,539,609	61,077,383	5,408,080	2.2	64,076

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS September 30, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
Goldman Sachs
United States Dollar	3,601,976	Euro	3,270,000	10/31/19	28,978
United States Dollar	7,254,710	British Pound	5,850,000	10/31/19	52,190
Gross Unrealized Appreciation					81,168

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	339,520,709	343,999,414
Affiliated issuers	5,408,080	5,408,080
Cash		84,202
Cash denominated in foreign currency	1,161,225	1,159,857
Interest receivable		6,552,025
Receivable for investment securities sold		917,638
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		81,168
Prepaid expenses		35,036
		358,237,420
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		226,238
Loan payable—Note 2		112,000,000
Payable for investment securities purchased		2,396,000
Interest and loan fees payable—Note 2		195,256
Unrealized depreciation on foreign currency transactions		10,169
Trustees fees and expenses payable		97
Other accrued expenses		112,185
		114,939,945
Net Assets ($)		243,297,475
Composition of Net Assets ($):
Paid-in capital		277,482,487
Total distributable earnings (loss)		(34,185,012)
Net Assets ($)		243,297,475

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)	72,707,688
Net Asset Value Per Share ($)	3.35

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2019 (Unaudited)

Investment Income ($):
Income:
Interest	12,614,262
Dividends from affiliated issuers	64,076
Total Income	12,678,338
Expenses:
Management fee—Note 3(a)	1,327,780
Interest expense and loan fees—Note 2	1,966,360
Professional fees	108,229
Registration fees	50,149
Prospectus and shareholders’ reports	36,504
Trustees’ fees and expenses—Note 3(c)	22,917
Custodian fees—Note 3(b)	7,705
Shareholder servicing costs	5,616
Miscellaneous	36,558
Total Expenses	3,561,818
Investment Income—Net	9,116,520
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(867,282)
Net realized gain (loss) on forward foreign currency exchange contracts	713,683
Net Realized Gain (Loss)	(153,599)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	2,709,735
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(36,775)
Net Change in Unrealized Appreciation (Depreciation)	2,672,960
Net Realized and Unrealized Gain (Loss) on Investments	2,519,361
Net Increase in Net Assets Resulting from Operations	11,635,881

See notes to financial statements.

STATEMENT OF CASH FLOWS
Six Months Ended September 30, 2019 (Unaudited)

Cash Flows from Operating Activities ($):
Purchases of portfolio securities	(91,668,952)
Proceeds from sales of portfolio securities	87,823,664
Net purchase (sales) of short-term securities	4,537,774
Interest received	12,983,493
Interest and loan fees paid	(1,830,504)
Paid to BNY Mellon Investment Adviser, Inc.	(1,334,064)
Operating expenses paid	(261,635)
Net realized gain (loss) from forward foreign currency
exchange contracts transactions	713,683
Net Cash Provided by Operating Activities		10,963,459
Cash Flows from Financing Activities ($):
Dividends paid to Shareholders	(11,233,338)
Net Cash Provided in Financing Activities		(11,233,338)
Effect of foreign exchange rate changes on cash		561
Net Increase (Decrease) in cash		(269,318)
Cash and cash denominated in foreign currency at beginning of period		1,513,377
Cash and cash denominated in foreign currency at end of period		1,244,059
Reconciliation of Net Increase (Decrease) in Net Assets
Resulting from Operations to Net Cash Provided
by Operating Activities ($):
Net Increase in Net Assets Resulting From Operations		11,635,881
Adjustments to reconcile net increase in net assets
resulting from operations to net cash
provided by operating activities ($):
Decrease in investments in securities at cost		5,574,250
Decrease in dividends and interest receivable		311,977
Decrease in receivable for investment securities sold		340,049
Decrease in prepaid expenses		51,004
Decrease in Due to BNY Mellon Investment Adviser, Inc. and affiliates		(6,284)
Decrease in payable for investment securities purchased		(4,867,125)
Increase in interest and loan fees payable		135,856
Decrease in Directors fees and expense payable		(120)
Decrease in commissions payable and other accrued expenses		(44,841)
Net change in unrealized appreciation on investments		(2,672,960)
Net amortization of premiums on investments		505,772
Net Cash Provided by Operating Activities		10,963,459

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
Operations ($):
Investment income—net	9,116,520	19,042,168
Net realized gain (loss) on investments	(153,599)	(2,413,594)
Net change in unrealized appreciation (depreciation) on investments	2,672,960	(3,829,065)
Net Increase (Decrease) in Net Assets Resulting from Operations	11,635,881	12,799,509
Distributions ($):
Distributions to shareholders	(9,524,707)	(20,503,568)
Total Increase (Decrease) in Net Assets	2,111,174	(7,704,059)
Net Assets ($):
Beginning of Period	241,186,301	248,890,360
End of Period	243,297,475	241,186,301

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements and market price data for the fund’s shares.

Six Months Ended
September 30, 2019		Year Ended March 31,
	(Unaudited)	2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	3.32	3.42	3.56	3.26	3.84	4.11
Investment Operations:
Investment income—net[a]	.13	.26	.27	.29	.30	.32
Net realized and unrealized gain (loss) on investments	.03	(.08)	(.12)	.33	(.53)	(.23)
Total from Investment Operations	.16	.18	.15	.62	(.23)	.09
Distributions:
Dividends from investment income—net	(.13)	(.28)	(.29)	(.32)	(.35)	(.36)
Net asset value, end of period	3.35	3.32	3.42	3.56	3.26	3.84
Market value, end of period	3.06	3.07	3.19	3.39	3.13	3.65
Total Return (%)[b]	4.00[c]	5.56	2.53	19.23	(4.44)	(4.51)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.94[d]	2.84	2.35	2.12	1.91	1.81
Ratio of net expenses to average net assets	2.94[d]	2.84	2.35	2.12	1.91	1.74
Ratio of interest expense to average net assets	1.62[d]	1.57	1.07	.83	.64	.52
Ratio of net investment income to average net assets	7.53[d]	7.87	7.57	8.30	8.63	8.04
Portfolio Turnover Rate	25.21[c]	61.37	47.03	53.96	54.23	48.20
Net Assets, end of period ($ x 1,000)	243,297	241,186	248,890	258,719	236,944	279,308
Average borrowings outstanding ($ x 1,000)	112,000	114,389	116,241	114,882	116,593	120,000
Weighted average number of fund
shares outstanding ($ x 1,000)	72,708	72,708	72,708	72,708	72,642	72,621
Average amount of debt per share ($)	1.54	1.57	1.60	1.58	1.61	1.65

a Based on average shares outstanding.
b Calculated based on market value.
c Not annualized.
d Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon High Yield Strategies Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, closed-end management investment company. The fund’s primary investment objective is to seek high current income. Under normal market conditions, the fund invests at least 65% of its total assets in income securities of U.S. issuers rated below investment grade quality or unrated income securities that BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serving as the fund’s investment manager and administrator, determines to be of comparable quality. The fund’s Common Stock trades on the New York Stock Exchange (the “NYSE”) under the ticker symbol DHF.

Effective June 3, 2019, the fund changed its name from Dreyfus High Yield Strategies Fund to BNY Mellon High Yield Strategies Fund. In addition, The Dreyfus Corporation, the fund’s investment adviser, changed its name to “BNY Mellon Investment Adviser, Inc.”

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities and floating rate loan interests, excluding short-term investments (other than U.S. Treasury Bills), and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the fund’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2019 in valuing the fund’s investments:

	Level 1– Unadjusted Quoted Prices	Level 2–Other Significant Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Loan Obligations	–	12,392,942	–	12,392,942
Corporate Bonds	–	312,275,867	–	312,275,867
Floating Rate Loan Interests	–	19,330,605	–	19,330,605
Investment Companies	5,408,080	–	–	5,408,080
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	–	81,168	–	81,168

† See Statement of Investments for additional detailed categorizations, if any.
†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Such values may also decline because of factors that affect a particular industry.

The fund may invest in collateralized loan obligations (“CLOs”). A CLO is a trust typically collateralized substantially by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which is subordinate to the other tranches in the event of defaults from the loans in the trust. Senior tranches typically have higher ratings and lower yields than the CLO's underlying securities and subordinated tranches, and may be rated investment grade. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it. The fund will not invest in CLO equity tranches.

The risks of an investment in a CLO depend largely on the type of the collateral and the tranche of the CLO in which the fund invests. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default, market anticipation of defaults, as well as aversion to CLO securities as an asset class. Normally, CLOs are privately offered and sold, and thus, are not registered under the securities laws and may not have an active secondary trading market. As a result, investments in CLOs may be characterized by the fund as illiquid securities. In addition to the normal risks associated with credit-related securities discussed elsewhere in this prospectus (e.g., interest rate risk and default risk), investments in CLOs may be more volatile, less liquid and more difficult to price than other types of investments.

The fund is permitted to invest up to 5% of its assets directly in the common stock of junk bond issuers. This percentage will be in addition to any other common stock holdings acquired as part of warrants or “units”, so that the fund’s total common stock holdings could exceed 5% at a particular time. However, the fund currently intends to invest directly in common stocks (including those offered in an initial public offering) to gain sector exposure and when suitable junk bonds are not available for sale. The fund expects to sell the common stock promptly when suitable junk bonds are subsequently acquired.

The fund is permitted to invest up to 10% of the fund’s total assets in floating rate loans. Unlike publicly-traded common stocks which trade on national exchanges, there is no central market or exchange for loans to trade. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. The secondary market for floating rate loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain floating rate loans may impair the ability of the fund to realize full value in the event of the need to sell a floating rate loan and may make it difficult to value such loans. There may be less readily

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

available, reliable information about certain floating rate loans than is the case for many other types of securities, and the fund’s portfolio managers may be required to rely primarily on their own evaluation of a borrower’s credit quality rather than on any available independent sources. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer’s obligations in the event of non-payment of scheduled interest or principal or may be difficult to readily liquidate. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by bankruptcy or other insolvency laws with respect to its ability to realize the benefits of the collateral securing a loan. The floating rate loans in which the fund invests typically will be below investment grade quality and, like other below investment grade securities, are inherently speculative. As a result, the risks associated with such floating rate loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured. Floating rate loans may not be considered to be “securities” for purposes of the anti-fraud protections of the federal securities laws, including those with respect to the use of material non-public information, so that purchasers, such as the fund, may not have the benefit of these protections.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Shareholders will have their distributions reinvested in additional shares of the fund, unless such Shareholders elect to receive cash, at the lower of the market price or net asset value per share (but not less than 95% of the market price). If market price is equal to or exceeds net asset value, shares will be issued at net asset value. If net asset value exceeds market price, Computershare Inc., the transfer agent, will buy fund shares in the open market and reinvest those shares accordingly.

On September 25, 2019, the Board declared a cash dividend of $0.0215 per share from undistributed investment income-net, payable on October 24,

2019 to shareholders of record as of the close of business on October 09, 2019. The ex-dividend date was October 08, 2019.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended March 31, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $35,327,891 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to March 31, 2019. The fund has $8,596,616 of short-term capital losses and $26,731,275 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2019 was as follows: ordinary income $20,503,568. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) New Accounting Pronouncements: Effective June 1, 2019, the fund adopted Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date.

Also effective June 1, 2019, the fund adopted Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. The

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

adoption of ASU 2017-08 and ASU 2018-13 had no impact on the operations of the fund for the period ended September 30, 2019.

NOTE 2—Borrowings:

The fund has a $125,000,000 Revolving Credit and Security Agreement (the “Agreement”), which was renewed until November 18, 2020, subject to certain amendments. Under the terms of the Agreement, the fund may borrow “Advances” (including Eurodollar Rate Advances), on a collateralized basis with certain fund assets used as collateral, which amounted to $136,470,885 as of September 30, 2019. The interest to be paid by the fund on such Advances is determined with reference to the principal amount of each Advance (and/or Eurodollar Rate Advance) outstanding from time to time. The fund also pays additional fees pursuant to the Agreement. During the period ended September 30, 2019, total fees pursuant to the Agreement amounted to $1,966,360. These fees are included in Interest expense and loan fees in the Statement of Operations.

The average amount of borrowings outstanding under the Agreement during the period ended September 30, 2019 was $112,000,000 with a related weighted average annualized interest rate of 3.51% and is inclusive of all expenses related to the Agreement.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management and administration agreement with the Adviser, the management and administration fee is computed at the annual rate of .75% of the value of the fund’s average weekly total assets minus the sum of accrued liabilities (other than the aggregate indebtedness constituting financial leverage) (the “Managed Assets”) and is payable monthly.

(b) The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets and transaction activity. During the period ended September 30, 2019, the fund was charged $7,705 pursuant to the custody agreement.

The fund has an arrangement with the custodian whereby the fund will receive interest income or overdraft fees when cash balances are maintained. These fees, if any, are included in interest income in the Statement of Operations.

During the period ended September 30, 2019, the fund was charged $3,668 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees $218,376, custodian fees $5,835 and Chief Compliance Officer fees $2,027.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and forward contracts, during the period ended September 30, 2019, amounted to $86,801,827 and $87,271,877, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended September 30, 2019 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward Contracts open at September 30, 2019 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At September 30, 2019, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	81,168	-
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	81,168	-
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	81,168	-

The following table presents derivative assets net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of September 30, 2019:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Goldman Sachs International	81,168		-	-	81,168

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended September 30, 2019:

Average Market Value ($)
Forward contracts	14,117,145

At September 30, 2019, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $4,559,873, consisting of $12,691,708 gross unrealized appreciation and $8,131,835 gross unrealized depreciation.

At September 30, 2019, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

ADDITIONAL INFORMATION (Unaudited)

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.bnymellonfundsim.com/us, under Products and Performance. The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-PORT or Form N-CSR for the period that includes the date as of which the information was current.

PROXY RESULTS (Unaudited)

Holders of Beneficial Interest voted on the following proposal presented at the annual shareholders’ meeting held on August 6, 2019.

	Shares
	For	Authority Withheld
To elect two Class II Trustees: †
Roslyn M. Watson	59,203,174	6,515,846
Benaree Pratt Wiley	59,083,724	6,635,296

† The terms of these Class II Trustees expire in 2022.

NOTES

OFFICERS AND TRUSTEES
BNY Mellon High Yield Strategies Fund

240 Greenwich Street
New York, NY 10286

Trustees	Officers (continued)
Joseph S. DiMartino, Chairman	Assistant Treasurers (continued)
Francine J. Bovich	Robert Svagna
Andrew J. Donohue	Robert Salviolo
Kenneth A. Himmel
Stephen J. Lockwood	Chief Compliance Officer
Roslyn M. Watson	Joseph W. Connolly
Benaree Pratt Wiley
Portfolio Managers
Officers	Chris Barris
President	Kevin Cronk
Renee-Laroche-Morris	Leland Hart
Chief Legal Officer
Bennett A. MacDougall	Adviser
Vice President and Secretary	BNY Mellon Investment Adviser, Inc.
James Bitetto
Vice Presidents and Assistant Secretaries
Sonalee Cross	Custodian
Deirdre Cunnane	The Bank of New York Mellon
Sarah S. Kelleher	Counsel
Jeff Prusnofsky	K&L Gates LLP
Peter M. Sullivan	Transfer Agent,
Natalya Zelensky	Dividend Disbursing Agent
Computershare Inc.
Vice President	Stock Exchange Listing
David DiPetrillo	NYSE Symbol: DHF
Treasurer	Initial SEC Effective Date
James Windels	4/23/98
Assistant Treasurers
Gavin C. Reilly
Robert S. Robol

The fund’s net asset value per share appears in the following publications: Barron’s, Closed-End Bond Funds section under the heading “Bond Funds” every Monday; The Wall Street Journal, Mutual Funds section under the heading “Closed-End Bond Funds” every Monday.

Notice is hereby given in accordance with Section 23(c) of the Act that the fund may purchase shares of its common stock in the open market when it can do so at prices below the then current net asset value per share.

For More Information

BNY Mellon High Yield Strategies Fund
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Registrar
Computershare Inc.
480 Washington Boulevard
Jersey City, NJ 07310

Dividend Disbursing Agent
Computershare Inc.
P.O. Box 30170
College Station, TX 77842

Ticker Symbol:	DHF

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

0430SA0919

Item 2.          Code of Ethics.

                      Not applicable.

Item 3.          Audit Committee Financial Expert.

                      Not applicable.

Item 4.          Principal Accountant Fees and Services.

                      Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                      Not applicable.

Item 6.          Investments.

(a)                 Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                      Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                      Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                      There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.               Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

              The fund did not participate in a securities lending program during this period.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon High Yield Strategies Fund

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      November 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      November 25, 2019

By:         /s/ James Windels

              James Windels

              Treasurer (Principal Financial Officer)

Date:      November 25, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)